SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Effects of changes in
Accounts payable and accrued liabilities	$ 66.6	$ 13.2	$ 83.4	$ 13.3
Trade and other receivables - net of allowance	(16.8)	(38.5)	(77.7)	(57.3)
Prepaid expenses and other assets	(5.3)	(8.2)	(0.5)	(30.6)
Income taxes payable	(0.2)	3.2	0.0	(0.3)
Changes in non-cash working capital items	$ 44.3	$ (30.3)	$ 5.2	$ (74.9)